Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000105717
Account Value [Line Items]
Line Graph and Table Measure Name	Africa Fund
Account Value	$ 10,015	$ 8,029	$ 8,170	$ 9,518	$ 8,827	$ 5,254	$ 8,801	$ 10,502	$ 8,709	$ 7,886	$ 10,000
C000012360
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Australia/New Zealand Fund
Account Value	$ 11,435	10,953	12,823	14,692	15,800	10,179	11,957	12,034	11,458	9,967	10,000
C000012362
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Global Fund
Account Value	$ 12,978	12,958	12,177	12,029	13,161	9,199	10,201	10,014	9,384	8,582	10,000
C000012361
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Japan Fund
Account Value	$ 12,341	11,678	10,920	10,453	12,985	10,776	11,373	12,090	10,328	9,791	10,000
C000012363
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Real Estate Securities Fund
Account Value	$ 16,116	15,395	13,622	14,421	14,451	9,953	11,659	11,094	10,783	9,756	10,000
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 13,537	12,416	11,300	12,087	14,800	9,952	11,309	11,910	9,785	8,213	10,000
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,032	14,324	13,102	12,714	14,176	9,915	11,205	11,578	9,989	8,872	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 22,879	20,457	17,416	17,064	18,046	12,382	13,028	12,400	10,861	9,434	10,000
Tokyo Stock Price Index
Account Value [Line Items]
Line Graph and Table Measure Name	Tokyo Stock Price Index
Account Value	$ 17,695	16,090	13,643	12,739	14,901	11,481	11,853	13,005	10,768	9,486	10,000
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 17,324	14,991	14,734	17,274	15,481	11,262	13,135	11,066	11,427	10,792	10,001
Dow Jones Africa Titans 50 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Africa Titans 50 Index
Account Value	$ 10,035	8,637	8,639	9,597	9,263	6,974	8,977	9,994	8,172	8,166	10,000
Australian All Ordinaries Index
Account Value [Line Items]
Line Graph and Table Measure Name	Australian All Ordinaries Index
Account Value	$ 19,753	18,223	16,699	17,345	16,911	10,594	12,461	11,940	10,956	9,419	10,003
NZX 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	NZX 50 Index
Account Value	$ 16,012	$ 16,014	$ 16,864	$ 17,415	$ 20,697	$ 14,676	$ 15,167	$ 13,505	$ 11,489	$ 10,794	$ 9,999